BRANDES INVESTMENT TRUST

Brandes International Small Cap Equity Fund

Brandes Small Cap Value Fund

Supplement dated February 10, 2021

to

Statutory Prospectus dated January 28, 2021, as supplemented

and

Summary Prospectuses for the International Small Cap Equity Fund (“International Small Cap Fund”) and

Small Cap Value Fund (“Small Cap Value Fund”) dated January 28, 2021

This supplement should be retained and read in conjunction with the Statutory Prospectus and Summary Prospectuses.

NEW PORTFOLIO MANAGER

INTERNATIONAL SMALL CAP FUND AND SMALL CAP VALUE FUND

Effective February 10, 2021, Bryan Barrett is a portfolio manager for the International Small Cap Fund and Small Cap Value Fund. Accordingly, the following changes are made to the Brandes Investment Trust Statutory Prospectus and the Summary Prospectuses of the International Small Cap Fund and Small Cap Value Fund:

1. On pages 20 and 24 of the Statutory Prospectus; page 5 of the Summary Prospectus for the International Small Cap Fund; and page 4 of the Summary Prospectus for the Small Cap Value Fund, the information in the section titled “Management” is deleted in its entirety and replaced with the following:

Management

Investment Advisor. Brandes Investment Partners, L.P.

Portfolio Managers	Position with Advisor	Managed this Fund Since:
Luiz G. Sauerbronn	Director, Investments Group, Small Cap Investment Committee Voting Member and International Large Cap Investment Committee Voting Member	2004
Yingbin Chen, CFA	Director, Investments Group, All Cap Investment Committee Voting Member and Small Cap Investment Committee Voting Member	2005
Mark Costa, CFA	Director, Investments Group and Small Cap Investment Committee Voting Member	2010
Bryan Barrett, CFA	Senior Analyst, Investments Group and Small Cap Investment Committee Voting Member	2021

2. On page 43 of the Statutory Prospectus, the first paragraph in the section titled “Fund Management- Portfolio Managers - International Small Cap Fund and Small Cap Value Fund” is deleted in its entirety and replaced with the following:

All investment decisions for the International Small Cap Fund and the Small Cap Value Fund are the joint responsibility of the Advisor’s Small Cap Investment Committee (“Small Cap Committee”). The voting members of the Small Cap Committee are Luiz G. Sauerbronn, Yingbin Chen, Mark Costa and Bryan Barrett.

3. On page 44 of the Statutory Prospectus, the following information is added to the end of the table in the section titled “Fund Management-Portfolio Managers - International Small Cap Fund and Small Cap Value Fund”:

Portfolio Manager	Length of Service with the Funds	Business Experience During the Past Five Years
Bryan Barrett, CFA	International Small Cap Fund and Small Cap Value Fund since 2021	Bryan Barrett, CFA
Senior Analyst
Experience
		•	Current Responsibilities
			•	Analyst responsibilities on the Industrials and Financial Institutions Research Teams
Member of the Brandes Institute Advisory Board
			•	Member of the Small-Cap Investment Committee
			•	Member of the ESG Oversight Committee
		•	Experience began in 2008
		•	Joined Brandes Investment Partners in 2008
		•	Education
			•	BA in philosophy (with honors) / BA in economics from the University of Southern California

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ii